Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021	Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2019
Derivative Financial Instruments (Details) [Line Items]
Fair value							$ 4.3
Shares, issued (in Shares)				2,200,000
Derivative tranche liability		$ 3.5	$ 10.9
Market fair value				$ 7.9
Recognized gain		0.5
Change in fair value		$ 7.4
Description of contingent earnout liability		Upon the closing of the Business Combination and pursuant to the Sponsor Support Agreement, the Sponsor agreed to place the Earnout Shares into escrow, which will be released as follows: (a) 250,000 Earnout Shares will be released if, during the period from and after September 24, 2021 until the September 24, 2024 (the “Earnout Period”), over any twenty trading days within any thirty-day consecutive trading day period, the volume-weighted average price of the Company’s common stock (the “Applicable VWAP”) is greater than or equal to $11.50, (b) 500,000 Earnout Shares will be released if, during the Earnout Period, the Applicable VWAP is greater than or equal to $15.00, and (c) 300,000 Earnout Shares will be released if, during the Earnout Period, the Applicable VWAP is greater than or equal to $18.00 (the “triggering events”).
Estimated fair value of earnout liability		$ 15.0
Monte Carlo Valuation Model [Member]
Derivative Financial Instruments (Details) [Line Items]
Estimated fair value of earnout liability		$ 5.7
Contingent Earnout Liability [Member]
Derivative Financial Instruments (Details) [Line Items]
Recognized gain	$ 9.3
Redeemable Convertible Preferred Stock [Member]
Derivative Financial Instruments (Details) [Line Items]
Fair value					$ 11.7	$ 6.8
Series A-1 Redeemable Convertible Preferred Stock [Member]
Derivative Financial Instruments (Details) [Line Items]
Shares, issued (in Shares)					4,042,565	4,042,568